Capital and Funding - Summary of Share Capital (Detail) € in Millions, £ in Millions		Dec. 31, 2020 EUR (€)		Dec. 31, 2020 GBP (£)	Dec. 31, 2019 EUR (€)		Dec. 31, 2019 GBP (£)
Disclosure of classes of share capital [line items]
Issued, called up and fully paid		€ 92			€ 420
Unilever PLC [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid		€ 92	[1]	£ 81.8	187	[1]	£ 36.4
Unilever PLC [member] | Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £				36.4			37.0
Unilever PLC [member] | Deferred Stock [Member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £							0.1
Unilever PLC [member] | Internal Holdings Eliminated on Consolidation [Member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £							(0.1)
Unilever PLC [member] | Shares Issued to NV Shareholders [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £	[2]			£ 45.4
Unilever PLC [member] | Cancellation of Treasury shares [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £	[3]						£ (0.6)
Unilever N.V. [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid	[2]				233
Authorised					481
Unilever N.V. [member] | Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid					274
Authorised					480
Unilever N.V. [member] | Ordinary Special Shares [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid					1
Authorised					1
Unilever N.V. [member] | Internal Holdings Eliminated on Consolidation [Member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid					(1)
Unilever N.V. [member] | Cancellation of Treasury shares [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid	[3]				€ (41)

[1]	Prior to Unification, a conversion rate of £1 = €5.143 was used in accordance with the Equalisation Agreement, which ceased to exist as a result of Unification. The ordinary share capital of PLC is now translated using the conversion rate at 29 November 2020 of £1 = € 1.121. The difference between the conversion rates was released through Other Reserves as presented in the “Other effects of Unification” line in the Statement of Changes in Equity.
[2]	As a result of Unification, the shareholders of NV were issued 1,460,713,122 PLC ordinary shares, and all NV shares in issue were cancelled.
[3]	At 31 December 2019, 254,012,896 of NV ordinary shares and 18,660,634 of PLC ordinary shares that were repurchased as part of the share buyback programme in 2018 and prior years were cancelled.